Segment Reporting	12 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Segment Reporting

14. Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.

Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. The Company’s assets are all located in Hong Kong and all of the Company’s revenue and expense are derived in the Hong Kong. Therefore, no geographical segments are presented. The single segment represents the Company’s core business of providing design, fit out and repair and maintenance services to its customers in Hong Kong.

The following table presents revenue by major revenue type for the years ended June 30, 2024, 2023 and 2022, respectively:

	For the years ended June 30,
	2024	2023	2022
Design and fit out	$2,841,436	$5,422,984	$9,215,283
Others*	61,743	717,747	405,287
Total	$2,903,179	$6,140,731	$9,620,570

*	Others represented the Company’s business of providing design only and repair and maintenance services to its customers.

The following table presents revenue by property type for the years ended June 30, 2024, 2023 and 2022, respectively:

	For the years ended June 30,
	2024	2023	2022
Commercial and retail	$438,612	$1,270,190	$4,910,497
Office	597,091	3,091,154	2,468,298
Residential	1,867,476	1,779,387	2,241,775
Total	$2,903,179	$6,140,731	$9,620,570